VistaShares Target 15 DRUKMacro Distribution ETF
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 73.3%		Shares	Value
Consumer Discretionary Services - 3.5%
Restaurant Brands International, Inc.(a)		8,800	$709,984

Health Care - 12.2%
Cogent Biosciences, Inc.(a)(b)		14,932	534,416
Insmed, Inc.(a)(b)		25	3,408
Natera, Inc.(a)(b)		25	5,154
Newamsterdam Pharma Co. NV(a)(b)		21,133	603,559
Teva Pharmaceutical Industries Ltd., ADR(a)(b)		38,483	1,349,599
			2,496,136

Industrial Products - 11.9%
Bloom Energy Corp. - Class A(a)(b)		2,744	777,540
Westinghouse Air Brake Technologies Corp.(a)		1,758	474,467
Woodward, Inc.(a)		3,261	1,183,710
			2,435,717

Materials - 2.6%
Alcoa Corp.(a)		8,390	535,198

Media - 5.2%
Alphabet, Inc. - Class A(a)		2,749	1,057,815

Retail & Wholesale - Discretionary - 20.5%
Amazon.com, Inc.(a)(b)		5,857	1,552,457
Coupang, Inc. - Class A(a)(b)		61,971	1,238,181
MercadoLibre, Inc.(a)(b)		400	717,052
Sea Ltd. - Class A, ADR(a)(b)		7,922	672,419
			4,180,109

Retail & Wholesale - Staples - 3.1%
BBB Foods, Inc. - Class A(a)(b)		17,242	629,333

Software & Tech Services - 2.7%
DocuSign, Inc.(a)(b)		12,269	564,251

Tech Hardware & Semiconductors - 11.6%
Entegris, Inc.(a)		3,680	520,278
Lattice Semiconductor Corp.(a)(b)		4,860	594,281
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)		3,166	1,253,926
			2,368,485

TOTAL COMMON STOCKS (Cost $14,084,802)			14,977,028

PURCHASED OPTIONS - 5.1%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 5.1%
Alcoa Corp., Expiration: 5/15/2026; Exercise Price: $75.00	$529,457	83	2,199
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $395.00	1,038,960	27	16,267

Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	$1,038,960	27	$98,752
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $265.00	1,537,348	58	38,570
BBB Foods, Inc., Expiration: 5/15/2026; Exercise Price: $45.00	627,800	172	2,150
Bloom Energy Corp., Expiration: 5/15/2026; Exercise Price: $310.00	765,072	27	32,872
Cogent Biosciences, Inc., Expiration: 5/15/2026; Exercise Price: $40.00	533,271	149	11,175
Coupang, Inc., Expiration: 5/15/2026; Exercise Price: $26.00	1,236,762	619	2,476
Entegris, Inc., Expiration: 5/15/2026; Exercise Price: $155.00	508,968	36	9,360
Insmed, Inc., Expiration: 5/15/2026; Exercise Price: $160.00	1,622,327	119	18,743
Insmed, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	1,622,327	119	107,100
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $120.00	586,944	48	51,120
MercadoLibre, Inc., Expiration: 5/15/2026; Exercise Price: $2,120.00	717,052	4	3,770
Natera, Inc., Expiration: 5/15/2026; Exercise Price: $230.00	4,020,120	195	113,100
Natera, Inc., Expiration: 5/15/2026; Exercise Price: $200.00	4,020,120	195	355,875
Newamsterdam Pharma Co. NV, Expiration: 5/15/2026; Exercise Price: $40.00	602,616	211	7,385
Restaurant Brands International, Inc., Expiration: 5/15/2026; Exercise Price: $85.00	709,984	88	4,840
Sea Ltd., Expiration: 5/15/2026; Exercise Price: $100.00	670,552	79	12,601
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $400.00	1,227,786	31	38,828
Teva Pharmaceutical Industries Ltd., Expiration: 5/15/2026; Exercise Price: $33.00	1,346,688	384	93,312
Westinghouse Air Brake Technologies Corp., Expiration: 5/15/2026; Exercise Price: $300.00	458,813	17	893
Woodward, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	1,161,568	32	5,440
Total Call Options			1,026,828

Put Options - 0.0%(f)
Docusign, Inc., Expiration: 5/15/2026; Exercise Price: $37.50	561,078	122	1,647

TOTAL PURCHASED OPTIONS (Cost $960,142)			1,028,475

SHORT-TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)		5,638,411	5,638,411

TOTAL SHORT-TERM INVESTMENTS (Cost $5,638,411)			5,638,411

TOTAL INVESTMENTS - 106.0% (Cost $20,683,355)			$21,643,914
Liabilities in Excess of Other Assets - (6.0)%			(1,220,705)
TOTAL NET ASSETS - 100.0%			$20,423,209

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $6,463,890.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Does not round to 0.1% or (0.1)%, as applicable.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

VistaShares Target 15 DRUKMacro Distribution ETF
Schedule of Written Options Contracts
April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (6.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.7)%
Alcoa Corp., Expiration: 5/15/2026; Exercise Price: $70.00	$(529,457)	(83)	$(6,765)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $385.00	(1,038,960)	(27)	(27,810)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $330.00	(1,038,960)	(27)	(150,592)
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $250.00	(1,537,348)	(58)	(99,760)
BBB Foods, Inc., Expiration: 5/15/2026; Exercise Price: $40.00	(627,800)	(172)	(6,450)
Bloom Energy Corp., Expiration: 5/15/2026; Exercise Price: $300.00	(765,072)	(27)	(44,145)
Cogent Biosciences, Inc., Expiration: 5/15/2026; Exercise Price: $38.00	(533,271)	(149)	(18,625)
Coupang, Inc., Expiration: 5/15/2026; Exercise Price: $24.00	(1,236,762)	(619)	(13,308)
Entegris, Inc., Expiration: 5/15/2026; Exercise Price: $145.00	(508,968)	(36)	(19,980)
Insmed, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	(1,622,327)	(119)	(38,080)
Lattice Semiconductor Corp., Expiration: 5/15/2026; Exercise Price: $115.00	(586,944)	(48)	(64,080)
MercadoLibre, Inc., Expiration: 5/15/2026; Exercise Price: $2,000.00	(717,052)	(4)	(6,980)
Natera, Inc., Expiration: 5/15/2026; Exercise Price: $220.00	(4,020,120)	(195)	(175,500)
Newamsterdam Pharma Co. NV, Expiration: 5/15/2026; Exercise Price: $35.00	(602,616)	(211)	(10,550)
Restaurant Brands International, Inc., Expiration: 5/15/2026; Exercise Price: $80.00	(709,984)	(88)	(22,000)
Sea Ltd., Expiration: 5/15/2026; Exercise Price: $95.00	(670,552)	(79)	(20,145)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/15/2026; Exercise Price: $380.00	(1,227,786)	(31)	(73,548)
Teva Pharmaceutical Industries Ltd., Expiration: 5/15/2026; Exercise Price: $31.00	(1,346,688)	(384)	(159,360)
Westinghouse Air Brake Technologies Corp., Expiration: 5/15/2026; Exercise Price: $280.00	(458,813)	(17)	(4,335)
Woodward, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	(1,161,568)	(32)	(10,640)
Total Call Options			(972,653)

Put Options - (1.6)%
Docusign, Inc., Expiration: 5/15/2026; Exercise Price: $40.00	(561,078)	(122)	(3,477)
Insmed, Inc., Expiration: 5/15/2026; Exercise Price: $135.01	(1,622,327)	(119)	(91,448)
Natera, Inc., Expiration: 5/15/2026; Exercise Price: $200.01	(4,020,120)	(195)	(227,779)
Total Put Options			(322,704)

TOTAL WRITTEN OPTIONS (Premiums received $1,313,707)			$(1,295,357)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.